Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Amount Registered | shares	2,002,894
Maximum Aggregate Offering Price	$ 46,353,915.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,401.48
Offering Note	The number of shares of common stock, par value $1.00 per share, of Arrow Financial Corporation ("Arrow" and, such shares, the "Arrow common stock") being registered is based upon (i) the exchange ratio of 1.8610 shares of Arrow common stock for each share of common stock, par value $5.00 per share, of Adirondack Bancorp, Inc. ("Adirondack" and, such shares, the "Adirondack common stock") multiplied by (ii) an estimate of the maximum number of shares of Adirondack common stock issued and outstanding as of April 1, 2026 or issuable or expected to be exchanged (including in respect of Adirondack equity awards) in connection with the merger of Arrow Merger Sub, Inc., a wholly owned subsidiary of Arrow, with and into Adirondack (the "merger"), which collectively equals 2,002,894. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(2) and Rule 457(f)(3) promulgated thereunder. Adirondack is a private company and no market exists for Adirondack common stock. The proposed maximum aggregate offering price is equal to (a) the product of (x) $61.79, the book value of shares of Adirondack common stock as of December 31, 2025, and (y) 1,076,246, the estimated maximum number of shares of Adirondack common stock that may be converted into the securities being registered less (b) $20,147,326, the aggregate amount of cash to be paid by Arrow in exchange for the cancellation of such shares of Adirondack common stock. Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.